Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

October 13, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax® SKHY Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 8, 2026, and filed electronically as Post-Effective Amendment No. 789 to the Trust’s Registration Statement on Form N-1A on October 8, 2026.

If you have any questions or require further information, please contact Christine Chee at (262) 382-3359 or cchee@tidalfg.com.

Sincerely,

/s/ Christine Chee

Christine Chee

Counsel I

Tidal Investments LLC, on behalf of Tidal Trust II